Income Taxes (Tables)	12 Months Ended
Jun. 30, 2014
Income Taxes Tables
Effective Tax Rate
	2014		2013
Tax benefit at U.S. statutory rate	$(6,000)	34%	$30,000	34%
State income taxes	(700)	4%	3,500	4%
Use of prior year net operating loss carry forwards	6,700		—
Valuation allowance	—	38%	(33,500)	38%
	$—		$—

Deferred Tax Assets

Significant components of deferred tax assets as of June 30, 2014 and 2013 are as follows:

	June 30, 2014	June 30, 2013

Deferred tax assets:
Net operating losses carry forwards	$71,938	$88,358

Total deferred tax assets	26,800	33,500

Deferred tax liabilities:	-0-	-0-

Total deferred tax liabilities	-0-	-0-

Net deferred tax asset	26,800	33,500
Valuation allowance	(26,800)	(33,500)
Deferred tax asset, net	$—	$—

Reconciliation of Net Loss

A reconciliation of net loss per books with net loss per return is as follows

	June 30,
	2014	2013
Net income (loss), per books	$16,420	$(88,419)
Income subject to tax not recorded on the books:
(Income) expense recorded on the books not included on the return:	- 0 -	- 0 -
Net income (loss), per return	$16,420	$(88,419)

Income tax expense, per return	$6,700	$	- 0 -
Available net operating loss (NOL) carryover from prior tax years	(88,419)		- 0 -
NOL generated	- 0 -		88,419
Total NOL carryover to future years	71,938		88,419
NOL expiring	- 0 -		-0-
NOL available to future years	$71,938		$88,419